Consolidated Balance Sheets - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Current Assets
Cash and cash equivalents	$ 123,417,716	$ 79,995,129
Current receivables	7,952,061	8,373,607
Other current assets	3,595,567	2,443,004
Total Current Assets	134,965,344	90,811,740
Non-Current Assets
Plant and equipment	83,144	37,933
Intangibles	9,490,222	10,554,070
Right of use assets	385,369	270,147
Other non-current assets	2,524,911	495,660
Total Non-Current Assets	12,483,646	11,357,810
TOTAL ASSETS	147,448,990	102,169,550
Current Liabilities
Trade and other payables	9,024,600	5,752,188
Employee benefits	562,301	357,029
Warrant liability	0	131,896
Lease liability	185,205	173,377
Total Current Liabilities	9,772,106	6,414,490
Non-Current Liabilities
Convertible note liability	835,446	1,452,950
Warrant liability	0	0
Employee benefits	164,432	117,252
Lease liability	207,617	107,492
Deferred tax liability	0	0
Total Non-Current Liabilities	1,207,495	1,677,694
TOTAL LIABILITIES	10,979,601	8,092,184
NET ASSETS	136,469,389	94,077,366
EQUITY
Contributed equity	446,272,203	367,407,757
Reserves	30,127,718	29,004,818
Accumulated losses	(339,930,532)	(302,335,209)
Equity attributable to the owners of Immutep Limited	136,469,389	94,077,366
TOTAL EQUITY	$ 136,469,389	$ 94,077,366